Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000127985
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OnTrack Core Fund
C000121122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OnTrack Core Fund
Without Sales Load [Member] | C000127985
Average Annual Return [Line Items]
Average Annual Return, Percent	4.95%		10.07%	1.69%	5.14%
Without Sales Load [Member] | C000121122
Average Annual Return [Line Items]
Average Annual Return, Percent	5.04%		10.28%	1.87%	5.34%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return, Percent	1.80%		3.96%	3.61%	2.35%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Average Annual Return, Percent	10.21%		22.32%	13.41%	15.51%
Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return, Percent	1.80%		3.96%	3.61%	2.35%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Average Annual Return, Percent	10.21%		22.32%	13.41%	15.51%